Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock Class A common stock	Common Stock Class B common stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Non- Controlling Interests	Limited Partner
Beginning Balance at Dec. 31, 2018									$ 99,176
Beginning Balance at Dec. 31, 2018	$ 92,519						$ (6,657)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(164,019)								(164,019)
Equity-based compensation	193,299								193,299
Distributions to partners	(38,376)								(38,376)
Other	(2,355)								(2,355)
Foreign currency translation gain (loss)	837						837
Liability awards reclassification to equity	0
Ending Balance at Dec. 31, 2019									87,725
Ending Balance at Dec. 31, 2019	81,905						(5,820)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New accounting pronouncement adoption	(188)								(188)
Net income (loss)	(24,342)								(24,342)
Equity-based compensation	24,815								24,815
Distributions to partners	(11,989)								(11,989)
Other	488								488
Foreign currency translation gain (loss)	3,494						3,494
Liability awards reclassification to equity	0
Ending Balance at Dec. 31, 2020									76,509
Ending Balance (in Shares) at Dec. 31, 2020		0	0	0
Ending Balance at Dec. 31, 2020	74,183	$ 0	$ 0	$ 0	$ 0	$ 0	(2,326)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	4,023
Net income (loss) prior to Business Combination	59,857								59,857
Equity-based compensation prior to Business Combination	11,761								11,761
Foreign currency translation gain (loss) prior to Business Combination	526						526
Distributions to partners prior to Business Combination	(47,389)								(47,389)
Other, prior to Business Combination	374								374
Foreign currency translation gain (loss)	(1,481)
Effect of Business Combination	188,322	$ 4	$ 5		133,832		974	154,619	(101,112)
Effect of Business Combination (in Shares)		42,956,667	50,154,199
Net income (loss) after Business Combination	(55,834)					(9,421)		(46,413)
Equity-based compensation after Business Combination	85,272				45,594			39,678
Distributions to partners after Business Combination	(18,542)							(18,542)
Liability awards reclassification to equity	3,912				3,912
Issuance of Class A common stock for vested RSUs (in Shares)		692,652
Withholding payments on vested RSUs	(10,462)				(10,462)
Dividends declared ($0.14 per share of Class A common stock)	(8,424)				230	(8,654)
Foreign currency translation gain (loss) after Business Combination	(2,007)						(920)	(1,087)
Other, after Business Combination	1,803				870			933
Treasury stock purchase (in Shares)				(1,000,000)
Treasury stock purchase	(12,000)			$ (12,000)
Change in ownership interests	0				(15,845)			15,845
Ending Balance at Dec. 31, 2021									$ 0
Ending Balance (in Shares) at Dec. 31, 2021		43,649,319	50,154,199	(1,000,000)
Ending Balance at Dec. 31, 2021	$ 271,352	$ 4	$ 5	$ (12,000)	$ 158,131	$ (18,075)	$ (1,746)	$ 145,033